Changes in Benefit Obligation and Plan Assets as well as Funded Status and Composition of Amounts Recognized in Consolidated Balance Sheets (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Japanese plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	¥ 827,044	¥ 789,059
Service cost	24,827	25,343	29,774
Interest cost	12,152	14,606	15,196
Actuarial loss	14,138	49,258
Effect of changes in consolidated subsidiaries	(5)	(15,061)
Benefits paid	(30,710)	(36,161)
Benefit obligation at end of the fiscal year	847,446	827,044	789,059
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	608,004	556,247
Actual return on plan assets	53,476	69,491
Employer contribution	16,758	10,369
Effect of changes in consolidated subsidiaries		(7,003)
Benefits paid	(23,446)	(21,100)
Fair value of plan assets at end of the fiscal year	654,792	608,004	556,247
Funded status at end of the fiscal year	(192,654)	(219,040)
Foreign plans
Change in benefit obligation:
Benefit obligation at beginning of the fiscal year	274,928	221,641
Service cost	3,032	2,387	3,348
Interest cost	12,068	10,197	10,082
Plan participants' contributions	813	619
Amendments	(107)	27
Actuarial loss	3,392	25,385
Foreign currency exchange rate changes	36,867	27,354
Curtailments and settlements	(4,500)	(2,106)
Benefits paid	(12,795)	(10,576)
Benefit obligation at end of the fiscal year	313,698	274,928	221,641
Change in plan assets:
Fair value of plan assets at beginning of the fiscal year	188,019	151,139
Actual return on plan assets	17,979	17,075
Foreign currency exchange rate changes	26,167	18,460
Employer contribution	6,912	10,501
Plan participants' contributions	813	619
Curtailments and settlements	(3,334)	(351)
Benefits paid	(11,532)	(9,424)
Fair value of plan assets at end of the fiscal year	225,024	188,019	151,139
Funded status at end of the fiscal year	¥ (88,674)	¥ (86,909)